INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 2,972	$ 589
Work in process	6,582	5,195
Finished goods	8,273	3,824
Inventories	17,827	9,608
Write-offs	$ 1,399	$ 1,019